UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7734
The Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Bradway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Bradway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	6/1/2004 - 8/31/2004

Item 1.    Schedule of Investments

HALLMARK EQUITY SERIES - CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004  (Unaudited)

Shares		Value
	COMMON STOCKS – 98.3%
	BANKS – 2.9%
2,600	Wells Fargo & Co.	$152,750

	BIOTECHNOLOGY & DRUGS – 12.0%
1,875	Allergan, Inc.	139,968
2,475	Amgen, Inc.*	146,743
4,000	Medtronic, Inc.	199,000
4,636	Pfizer, Inc.	151,458
		637,169

	BROADCASTING & CABLE TV – 6.1%
6,125	Comcast Corp. Class A*	169,969
9,200	Time Warner, Inc.*	150,420
		320,389

	COMMUNICATIONS – 2.7%
3,810	QUALCOMM, Inc.	144,971

	COMMUNICATIONS EQUIPMENT – 4.5%
6,648	Cisco Systems, Inc.*	124,716
8,900	Symbol Technologies, Inc.	114,810
		239,526
	COMPUTER SERVICES – 2.0%
2,525	First Data Corp.	106,681

	CONGLOMERATES – 4.0%
6,450	General Electric Co.	211,496

	E-COMMERCE – 4.8%
1,875	Ebay, Inc.*	162,263
3,900	Interactive Corp.*	88,959
		251,222

	ENTERTAINMENT – 1.6%
2,900	International Game Tech.	83,665

	FINANCIAL SERVICES – 5.1%
2,900	Citigroup, Inc.	135,082
2,700	Morgan Stanley	136,971
		272,053

	HEALTHCARE – 9.0%
1,600	Aetna, Inc.	148,240
2,000	Quest Diagnostics, Inc.	171,200
2,200	Zimmer Holdings, Inc.*	156,860
		476,300

	HUMAN RESOURCES – 2.0%
4,300	Robert Half International, Inc.		105,350

	INSURANCE – 5.2%
3,400	ACE Ltd.		131,070
2,000	American International Group, Inc.		142,480
			273,550

	LINEN SUPPLY – 3.1%
4,000	Cintas Corp.		164,040

	NON-DURABLES – 3.8%
4,000	Pepsico, Inc.		200,000

	OIL & GAS – 1.9%
2,100	BJ Services Co.		100,905

	PERSONAL & HOUSEHOLD PRODUCTS – 2.9%
3,500	Estee Lauder Companies, Inc.		153,825

	PHARMACEUTICALS – 3.1%
8,500	Ivax Corp.		164,560

	RETAIL – 7.0%
3,410	Best Buy Co., Inc.		158,633
5,100	Costco Wholesale Corp.		209,967
			368,600

	SEMICONDUCTOR – 3.8%
3,130	Analog Devices, Inc.		108,674
4,400	Intel Corp.		93,676
			202,350

	SOFTWARE & PROGRAMMING – 7.3%
2,300	Electronic Arts, Inc.*		114,494
7,550	Microsoft Corp.		206,115
4,025	Veritas Software Corp.*		67,298
			387,907

	TRUCKING – 3.5%
2,525	United Parcel Service, Inc. Class B		184,451

	Total Investments
	(Cost $4,655,297)	98.3%	5,201,760
	Other Assets, Less Liabilities	1.7	88,209

	Net Assets	100.0%	$5,289,969

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES - INFORMED INVESTORS GROWTH FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.7%

	AEROSPACE & DEFENSE– 3.5%
2,400	Boeing Co.	$125,328
1,500	Northrop Grumman Corp.	77,475
		202,803

	BANKING– 8.3%
2,700	J.P. Morgan Chase & Co.	106,866
3,100	Keycorp.	97,185
3,000	National City Corp.	113,370
1,900	Wachovia Corp.	89,129
1,350	Wells Fargo & Co.	79,313
		485,863

	COMMERCIAL SERVICES - 3.5%
3,000	Corrections Corp. of America*	103,920
2,400	Deluxe Corporation	102,528
		206,448

	COMMUNICATION SERVICES – 12.2%
7,500	Andrew Corp.	83,175
6,000	Avaya, Inc.	72,720
3,000	Bellsouth Corp.	80,280
11,000	Boston Communications	86,350
4,500	Cisco Systems, Inc.*	84,420
26,000	Lucent Technologies, Inc.*	81,380
5,000	SBC Communications, Inc.	128,950
20,000	Westell Technologies, Inc.	90,600
		707,875

	COMPUTER SOFTWARE – 3.1%
1,800	Autodesk, Inc.	79,938
3,700	Microsoft Corp.	101,010
		180,948

	CONTAINERS – 1.5%
4,200	Enpro Industries, Inc.	88,032

	DATA PROCESSING- 1.8%
2,500	First Data Corp.	105,625

	DIVERSIFIED- 1.8%
3,200	General Electric Co.	104,928

	DRUGS & HEALTH CARE - 6.2%
1,550	Invitrogen Corp.	76,725
3,000	Medco Health Solutions, Inc.*	93,690
2,500	Merck & Co., Inc.	112,425
2,800	Watson Pharmaceuticals	77,112
		359,952

	ELECTRIC UTILITIES - 5.2%

10,000	CenterPoint Energy, Inc.	109,400
3,800	Edison International	102,144
2,400	Exelon Corp.	88,440
		299,984

	ELECTRONIC INSTRUMENTS – 6.1%
1,800	Electronic Arts, Inc.*	89,604
5,500	Perkinelmer Inc.	96,140
10,000	Power-One, Inc.*	75,100
3,500	Thermo Electron Corp.	91,945
		352,789

	FOOD PROCESSORS – 5.5%
2,500	Altria Group, Inc.	122,375
4,500	Conagra Foods, Inc.	117,900
2,400	Georgia-Pacific Corp.	81,552
		321,827

	HEALTH INSURANCE PRODUCTS – 1.4%
1,000	Anthem, Inc.*	81,240

	HEALTHCARE FACILITIES - 3.0%
3,400	Apria Healthcare Group, Inc.*	96,016
11,000	Curative Health Services, Inc.*	78,980
		174,996

	HOME PRODUCTS – 1.7%
1,500	Kimberly-Clark Corp.	100,050

	HOTELS & MOTELS – 1.4%
3,800	Cendant Corp.	82,194

	INSURANCE - 13.5%
1,200	Aetna, Inc.	111,180
5,000	American Financial Group, Inc.	147,250
1,350	Chubb Corp.	91,813
4,900	Humana, Inc.*	93,100
7,500	Ohio Casualty Corp.*	151,125
2,300	Partnerre Ltd.	118,059
1,550	Safeco Corp.	74,664
		787,191

	MEDICAL EQUIPMENT - 1.9%
10,000	PSS World Medical, Inc	107,900

	OIL & GAS – 8.8%
21,000	Dynegy, Inc.	91,560
3,500	Exxon Mobil Corp.	161,350
2,500	Marathon Oil Corp.	90,675
2,300	Peoples Energy Corp.	95,565
1,200	Sunoco, Inc.	73,800
		512,950

	PRINTING & PUBLISHING - 1.5%
1,050	Gannett Company, Inc.	88,935

	RESTAURANTS – 2.5%
5,000	Krispy Kreme Doughnuts	64,400

3,000	McDonald’s Corp.		81,060
			145,460

	RETAIL - 1.9%
3,000	Home Depot, Inc.		109,680
			109,680

	STEEL - 2.4%
3,700	Allegheny Technologies		69,597
3,500	Olympic Steel, Inc.		70,875
			140,472

	Total Investments
	(Cost $5,690,65)	98.7%	5,748,142
	Other Assets, Less Liabilities	1.3	78,576

	Net Assets	100.0%	$5,826,718

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES - INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS – 95.0%

	AUSTRALIA – 2.3%
3,340	Coles Myer Ltd.	$21,127
1,230	Toll Holdings Ltd.	9,487
2,050	Unitab Ltd.	14,007
		44,621

	AUSTRIA – 2.9%
800	Erste Bank der oesterreichischen Sparkassen AG	30,479
705	Wienerberger AG	25,581
		56,060

	BELGIUM – 2.4%
235	Colruyt N.V.	30,989
255	Delhaize Group	14,363
		45,352

	CANADA – 0.8%
575	Cott Corp.*	15,482

	FINLAND – 1.3%
240	Nokian Renkaat Oyj	24,658

	FRANCE – 1.8%
255	BNP Paribas S.A.	15,453
180	Vinci S.A.	19,254
		34,707

	GERMANY – 5.7%
950	Continental AG	49,276
180	Celesio AG	11,901
1,125	Deutsche Telekom AG	19,657
240	MPC Capital AG	16,744
50	Puma AG	12,219
		109,797

	HONG KONG – 5.1%
1,750	Global Biochem Technology Group Co., Ltd. Warrants*	108
13,000	Hong Kong & China Gas Co., Ltd.	23,335
32,000	Maanshan Iron & Steel Co. Ltd.	11,078
4,000	Sun Hung Kai Properties Ltd	37,182
5,000	Techtronic Industries Co., Ltd.	7,885
36,000	Xinao Gas Holdings Ltd.*	17,886
		97,474

	HUNGARY – 1.5%
660	OTP Bank	28,644

	INDIA – 3.6%
750	Bajaj Auto Ltd	15,075
900	HDFC Bank Ltd. ADR	25,299

905	ICICI Bank Ltd ADR	11,041
345	Infosys Technology Ltd. ADR	18,009
		69,424

	IRELAND – 3.7%
1,190	Allied Irish Bank	18,793
3,130	Anglo Irish Bank Corp. PLC	52,098
		70,891

	ISRAEL – 1.3%
900	Teva Pharmaceutical Industries Ltd. ADR	24,525

	ITALY – 1.1%
785	Lottomatica SpA	20,875

	JAPAN – 22.7%
400	Aeon Credit Service Co., Ltd.	26,112
20	eAccess, Ltd.*	22,780
300	Fast Retailing Co., Inc.	21,699
300	Fuji Soft ABC Inc.	10,328
240	Goldcrest Co., Ltd.	15,689
1,200	Honda Motor Co., Inc. ADR	29,976
300	Hoya Corp.	28,978
5	Mitsubishi Tokyo Financial	45,092
3,000	Mitsui Fudosan Co., Ltd.	33,236
6,000	Mitsui O.S.K. Lines, Ltd.	35,708
3,000	Mitsui Sumitomo Insurance Co., Ltd.	26,589
200	Nidec Corp	19,227
300	Sankyo Company Ltd.	11,317
3,000	Sumitomo Realty & Development Co., Ltd.	32,879
400	TDK Corp.	26,552
1,000	Toto, Ltd	9,897
600	Toyota Motor Corp.	23,732
240	USS Co., Ltd.	17,557
		437,348

	MEXICO – 0.9%
480	America Movil S.A. de C.V. ADR	16,440

	PORTUGAL – 1.0%
6,675	Electridade de Portugal	18,531

	RUSSIA – 2.0%
200	AO VimpelCom ADR*	19,620
150	Mobile Telesystems ADR	19,404
		39,024

	SINGAPORE – 1.4%
3,000	DBS Group Holdings Ltd.	27,360

	SOUTH KOREA – 4.3%
2,230	Hankook Tire Co., Ltd.	20,511
450	Hyundai Motor Co.	19,485
535	POSCO ADR	19,356
60	Samsung Electronics Co., Ltd.	23,480

			82,832

	SPAIN – 3.8%
2,170	Banco Santander Central Hispano S.A.		21,243
1,380	Gamesa Corparacion Tecnologica, S.A.		19,508
720	Grupo Ferrovial, S.A.		32,998
			73,749

	SWEDEN – 2.4%
655	Autoliv, Inc.		27,674
6,780	Telefonaktiebolaget LM Ericsson *		18,270
			45,944

	SWITZERLAND – 7.3%
48	Geberit AG		34,188
200	Nobel Biocare Holding AG		28,269
450	Phonak Holding AG		13,574
145	Roche Holding AG		14,099
95	Straumann AG		18,604
300	Synthes, Inc.		32,099
			140,833

	THAILAND – 2.9%
6,700	PTT Public Co., Ltd		24,159
5,400	The Siam Cement Public Co., Ltd.		31,413
			55,572

	UNITED KINGDOM – 12.8%
2,425	Allied Domecq PLC		19,405
2,330	Cadbury Schweppes		18,708
435	Carnival Corp.		19,919
4,300	Centrica PLC		19,065
1,255	HSBC Holdings Inc.		19,520
1,175	Next PLC		31,511
1,900	Northgate PLC		23,423
1,290	Rekitt Benckiser PLC		33,945
3,570	Smith & Nephew PLC		32,171
6,420	Tesco PLC		30,778
			248,445

	Total Common Stocks
	(Cost $1,663,492)		1,828,588

	PREFERRED STOCKS – 1.2%
	GERMANY – 1.2%
39	Porsche AG (Cost $24,744)		23,696

198,192
	Total Investments
	(Cost $1,688,236)	96.0%	1,852,284
	Other Assets, Less Liabilities	4.0	76,832

Net Assets	100.0%	$1,929,116

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES - INTERNATIONAL EQUITY FUND

INDUSTRY COMPOSITION –AUGUST 31, 2004 (Unaudited)

INDUSTRY	Percent

Auto/Truck Manufacturers	8.1%
Automobile Equipment	2.3
Beverages	0.8
Biotech & Medical Devices	3.3
Building & Housing	12.1
Commercial Banks.	11.1
Computer Software	1.5
Consumer Discretionary	6.1
Consumer Products	1.8
Credit & Finance	1.4
Distribution Companies	0.9
Drugs & Health Care	5.8
Electronics	2.6
Financial Services	3.2
Food & Drink	7.0
Industrial	0.5
Insurance Companies	1.4
Iron/Steel	1.6
Information Technology Services	2.1
Media	2.6
Money Center Banks	1.9
Oil	1.3
Public Utilities	3.2
Real Estate Development	3.4
Real Estate Investment	0.8
Retailing	1.1
Semi-Conductors	1.5
Telecommunications	4.0
Transportation	1.8
Wireless Telephone	0.8
Other Assets, Less Liabilities	4.0
100.0%

HALLMARK EQUITY SERIES - INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS – August 31, 2004 (Unaudited)

Shares
	COMMON STOCKS – 95.1%

	AUSTRALIA – 13.9%
5,000	Ansell, Ltd.	$29,761
10,000	Aristocrat Leisure, Ltd.X	49,519
15,100	Ramsay Health Care, Ltd.	66,371
8,200	Sonic Healthcare, Ltd.	54,006
9,300	Unitab Limited	63,544
		263,202
	BELGIUM – 1.0%
380	Omega Pharma S.A.	19,040

	CHINA – 1.4%
60,000	Jiangxi Copper Co., Ltd.	27,502

	FRANCE – 1.9%
400	Eiffage	36,650

	GERMANY – 16.2%
590	Celesio AG	39,008
1,800	K&S AG	71,449
1,230	MPC Muenchmeyer Petersen Capital AG	85,815
455	Puma AG	111,189
		307,462
	IRELAND – 4.1%
4,400	Grafton Group Rights*	37,663
3,300	Paddy Power, PLC	40,181
		77,844
	ITALY – 17.3%
4,000	Acea SpA	38,135
13,200	AEM Torino SpA	28,609
1,430	Amplifon SpA	48,927
3,900	Autostrada Torino-Milano SpA	74,254
27,120	Hera SpA*	60,429
4,400	Italcementi SpA	39,109
3,400	Sias SpA*	38,708
		328,171

	JAPAN – 15.1%
70	eAccess, Ltd.*		79,729
1,400	Otsuka Corp.		80,498
900	Ryohin Keikaku Co., Ltd.		41,531
1,700	Sammy Corp.		84,829
			286,587
	NETHERLANDS – 0.9%
400	Hunter Douglas N.V.		17,621

	NORWAY – 2.1%
2,200	Tandberg ASA*		19,660
3,000	Tandberg Television ASA*		20,707
			40,367
	PHILIPPINES – 2.9%
2,400	Philippine Long Distance Telephone Co. ADR		54,408

	SPAIN – 3.7%
1,550	Grupo Ferrovial S.A.		71,037

	SWEDEN – 1.4%
1,200	Elekta AB*		27,293

	SWITZERLAND – 11.1%
130	Geberit AG		92,593
70	Hiestand Holding AG		39,521
2,610	Phonak Holding AG		78,729
			210,843
	UNITED KINGDOM – 2.1%
3,810	Intertek Group PLC		39,278

199,045	Total Investments
	(Cost $1,648,465)	95.1%	1,807,304
	Other Assets, Less Liabilities	4.9	92,585

	Net Assets	100.0%	$1,899,889

Value of investments are shown as a percentage of net assets.

* Non-income producing.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES - INTERNATIONAL SMALL-CAP FUND

INDUSTRY COMPOSITION

INDUSTRY	Percent

Building & Construction	1.9%
Computers Integrated Systems	4.2
Consumer Products	12.4
Drugs & Healthcare	17.5
Entertainment & Leisure	4.5
Financial Services	4.5
Home Decoration	0.9
Industrials	12.7
Information Technology	5.3
Natural Resources	8.8
Services	5.9
Telecommunications	3.9
Textiles & Footwear	5.9
Electronics	6.7
Other Assets, Less Liabilities	4.9
Percent of Net Assets	100.0%

HALLMARK EQUITY SERIES – LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS – 86.3%

	AIRLINES – 3.3%
7,000	Jetblue Airways Corp.*	166,950

	BEVERAGE – 3.1%
3,500	Coca-Cola Co.	156,485

	BIOTECHNOLOGY/ PHARMACEUTICALS & MEDICAL – 2.1%
9,000	Millenium Pharmaceuticals, Inc.*	107,010

	BROKERAGE – 4.1%
22,000	The Charles Schwab Corp.	207,900

	CABLE TV – 9.0%
4,000	Clear Channel Communications, Inc.	134,040
10,500	Time Warner, Inc.*	171,675
4,500	Viacom Inc. - Class B	149,895
		455,610

	COMPUTER PERIPHERALS – 2.7%
7,500	Hewlett-Packard Co.	134,175

	COMPUTER SOFTWARE – 3.1%
5,800	Microsoft Corp.	158,340

	CONGLOMERATES – 3.1%
55	Berkshire Hathaway, Inc.*	159,170

	DRUGS/HEALTHCARE – 10.0%
3,700	Merck & Co., Inc.	166,389
4,800	Pfizer, Inc.	156,816
10,000	Schering-Plough Corp.	184,600
		507,805

	ENERGY – 3.5%
3,500	Royal Dutch Petroleum Co.	177,415

	FINANCIAL – 2.0%
2,200	Citigroup, Inc.	102,476

	FOOD – 3.6%
3,800	General Mills, Inc.	179,550

	HEALTH CARE – 3.1%
15,000	Tenet Healthcare Corp.*	156,300

	INDUSTRIAL CONGLOMERATES – 7.3%
5,300	General Electric Co.	173,787
6,300	Tyco International, Ltd.	197,316
		371,103

	INSURANCE – 4.2%
3,000	American International Group, Inc.	213,720

Shares			Value
	COMMON STOCKS (Continued)

	OIL - 3.4%
6,000	K-Sea Transportation Partners L.P.		172,020

	RECREATION - 3.1%
6,900	The Walt Disney Co.		154,905

	RESTAURANTS - 3.4%
6,400	McDonald’s Corp.		172,928

	RETAIL-APPAREL - 2.9%
7,000	Ross Stores, Inc.		148,050

	SEMICONDUCTOR - 5.8%
3,300	Intel Corp.		70,257
9,300	Nokia Corp. ADR		110,484
5,800	Texas Instruments, Inc.		113,332
			294,073

	TELECOMMUNICATIONS - 3.5%
4,500	Verizon Communications, Inc.		176,625

	Total Investments
	(Cost $5,081,888)	86.3%	4,372,610
	Other Assets, Less Liabilities	13.7	694,433

	Net Assets	100.0%	$5,067,043

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES - SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.8%

	CAPITAL GOODS – 1.8%
62,700	Orbotech, Ltd.*	1,046,463

	CONSUMER NON-DURABLES – 6.4%
66,000	Activision, Inc.*	949,740
99,500	Fossil, Inc.*	2,856,645
		3,806,385

	CONSUMER SERVICES – 11.9%
46,500	Aeropostale, Inc.*	1,448,475
26,900	Harman International Industries	2,600,961
23,550	Hot Topic, Inc.*	355,605
40,000	Tiffany & Co.	1,238,000
40,000	Williams-Sonoma, Inc.*	1,399,600
		7,042,641

	ENERGY – 8.9%
24,100	Newfield Exploration Co.*	1,333,935
78,800	Tesco Corp.*	713,928
116,000	XTO Energy, Inc.	3,252,640
		5,300,503

	FINANCIAL SERVICES – 2.5%
33,500	Brown & Brown, Inc.	1,504,150

	HEALTHCARE-BIOTECH/PHARMACEUTICALS – 6.5%
103,100	Alkermes, Inc.*	1,095,953
19,000	Martek Biosciences Corp.*	1,014,600
42,100	Protein Design Labs, Inc.*	771,693
50,000	Telik, Inc.*	947,000
		3,829,246

	HEALTHCARE-DEVICES/DIAGNOSTIC – 5.6%
24,500	Advanced Neuromodulation Systems, Inc.*	718,340
46,450	Gen-Probe, Inc.*	1,676,845
27,100	Orthofix International N.V.*	918,419
		3,313,604

	HEALTHCARE-PHARMACEUTICALS BENEFIT MANAGEMENT– 7.9%
112,300	Caremark Rx, Inc.*	3,223,010
120,000	HealthExtras, Inc.*	1,419,600
		4,642,610

	HEALTHCARE-SPECIALTY DISTRIBUTION – 9.1%
57,362	Accredo Health, Inc.*	1,253,360
238,500	Chronimed, Inc.*	1,590,795
63,000	Priority Healthcare Corp.*	1,400,490
101,400	PSS World Medical, Inc.*	1,094,106
		5,338,751

	HEALTHCARE SERVICES – 4.7%
64,000	American Healthways, Inc.*	1,728,000
168,600	TriZetto Group, Inc.*	1,040,262
		2,768,262

Shares			Value
	COMMON STOCKS (Continued)

	TECHNOLOGY- COMPONENTS – 4.9%
145,000	Aeroflex, Inc.*		1,461,600
37,400	O2Micro International Ltd.*		359,414
84,650	Vishay Intertechnology, Inc.*		1,079,288
			2,900,302

	TECHNOLOGY/DESK/OTHER SOFTWARE – 2.1%
28,000	Avid Technology, Inc.*		1,211,559

	TECHNOLOGY-ENTERPRISE SOFTWARE – 13.0%
68,000	BEA Systems, Inc.*		448,800
38,250	Business Objects S.A. ADR*		710,685
142,500	Captaris, Inc.*		698,249
49,177	Fair Isacc Corp.		1,324,337
104,200	MRO Software, Inc.*		988,858
112,775	Retek, Inc.*		425,162
49,900	Serena Software, Inc.*		780,935
171,600	Witness Systems, Inc.*		2,283,996
			7,661,022

	TECHNOLOGY HARDWARE – 0.5%
65,000	Intevac, Inc.*		292,500

	TECHNOLOGY-SEMI-CAP EQUIPMENT – 9.2%
37,400	Applied Films Corp.*		744,260
90,500	ATMI, Inc.*		1,705,020
93,000	Brooks Automation, Inc.*		1,155,990
13,700	KLA-Tencor Corp.*		511,832
137,800	LTX Corp.*		708,292
81,004	Taiwan Semiconductor ADR*		611,579
			5,436,973

	TELECOMMUNICATIONS – 4.7%
196,275	Applied Micro Circuits Corp.*		657,521
56,100	DSP Group, Inc.*		1,066,461
127,200	Skyworks Solutions, Inc.*		1,059,577
			2,783,559

	Total Investments
	(Cost $66,131,328)	99.8%	58,878,530
	Other Assets, Less Liabilities	0.2	111,991

	Net Assets	100.0%	$58,990,521

Value of investments are shown as a percentage of net assets.

*  Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES - STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS –-  AUGUST 31, 2004 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.2%

	AEROSPACE - DEFENSE – 3.2%
500	General Dynamics Corp.	$48,820
500	Lockheed Martin Corp.	26,890
1,000	Northrop Grumman Corp.	51,650
		127,360

	BASIC INDUSTRIES – 0.7%
1,000	Materials Select Sector Trust	26,580

	BUSINESS SERVICES – 1.1%
1,000	First Data Corp.	42,250

	CONGLOMERATES – 3.2%
10	Berkshire Hathaway, Inc.*	28,940
3,000	General Electric Co.	98,370
		127,310

	CONSUMER DISCRETIONARY - 0.7%
1,000	Consumer Discretionary Select Sector Fund	30,190

	ENERGY – 2.3%
2,000	Exxon Mobil Corp.	92,200

	FINANCIAL SERVICES - BANKS/S&L – 6.2%
500	Amsouth Bancorporation	13,025
3,000	JP Morgan Chase & Co.	118,740
600	Wachovia Corp.	28,146
1,500	Wells Fargo & Co.	88,125
		248,036

	FINANCIAL SERVICES - BROKERAGES & INSURANCE – 12.3%
1,000	American Express Co.	50,020
1,000	American International Group, Inc.	71,240
7,000	The Charles Schwab Corp.	66,150
3,000	Citigroup, Inc.	139,740
1,000	Goldman Sachs Group, Inc.	89,650
1,000	MBNA Corp.	24,140
1,000	Morgan Stanley	50,730
		491,670

	HEALTH – 15.6%
2,000	Amgen, Inc.*	118,580
2,100	Barr Laboratories, Inc.*	82,467
800	Biomet, Inc.	36,520
1,500	Genentech, Inc.*	73,170
2,000	Johnson & Johnson	116,200
1,000	Novartis AG ADR	46,450
2,500	Pfizer, Inc.	81,675
1,000	Pharmaceutical Product Development, Inc.*	33,950
500	Zimmer Holdings, Inc.*	35,650
		624,662

	INDEX - 0.8%
1,000	NASDAQ 100 Index Tracking Stock	34,040

	MANUFACTURING – 2.3%
1,000	Danaher Corp.	51,420
500	3M Co.	41,180
		92,600

	MEDIA & LEISURE – 8.9%
700	CBRL Group, Inc.		22,316
700	Outback Steakhouse, Inc.		27,398
1,100	Carnival Corp.		50,369
4,000	Comcast Corp. - Special Class A*		111,000
2,000	McDonald’s Corp.		54,040
4,000	The Walt Disney Co.		89,800
			354,923

	NON-DURABLES - 5.8%
1,000	Alberto-Culver Co.		48,290
1,000	Pactiv Corp.*		23,650
1,000	Pepsico, Inc.		50,000
2,000	Proctor & Gamble Co.		111,940
			233,880

	RETAILING - 10.0%
1,300	Dollar Tree Stores, Inc.*		30,563
2,500	Home Depot, Inc.		91,400
1,000	Lowe’s Co., Inc.		49,700
1,000	Michaels Stores, Inc.		57,330
1,500	Target Corp.		66,870
2,000	Wal-Mart Stores, Inc.		105,340
			401,203

	TECHNOLOGY - HARDWARE – 13.8%
5,000	Applied Materials, Inc.*		79,450
4,000	Cisco Systems, Inc.*		75,040
3,500	Dell Computer Corp.*		121,940
5,000	EMC Corp.*		53,850
3,000	Flextronics International, Ltd.*		37,230
4,000	Intel Corp.		85,160
1,200	International Business Machines Corp.		101,628
			554,298

	TECHNOLOGY - SOFTWARE - 5.1%
400	Electronic Arts, Inc.		19,912
5,000	Microsoft Corp.		136,500
5,000	Oracle Corp.*		49,850
			206,262

	TELECOMMUNICATIONS- 7.2%
6,000	Lucent Technologies, Inc.*		18,780
3,000	Nokia Corp. ADR		35,640
3,000	QUALCOMM, Inc.		114,150
3,000	Verizon Communications, Inc.		117,750
			286,320

	Total Investments
	(Cost $4,734,202)	99.2%	3,973,784
	Other assets, less liabilities	0.8	30,601

	Net Assets	100%	$4,004,385

Value of investments are shown as a percentage of net assets.

* Non-income producing security

ADR - American Depository Receipt

Item 2.         Controls and Procedures

(a)               It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)              The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.         Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

Date        October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

By (Signature and Title)*	/s/ Arthur Bent
Arthur Bent
Treasurer and Chief Financial Officer

Date        October 29, 2004

*  Print the name and title of each signing officer under his or her signature.